Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
Overall Summary
December 31, 2010

	Properties		Investment in Real	Accumulated	Investment in Real
	(H)	Units (H)	Estate, Gross	Depreciation	Estate, Net	Encumbrances
Wholly Owned Unencumbered	288	80,239	$12,555,402,637	$(2,847,912,228)	$9,707,490,409	$—
Wholly Owned Encumbered	137	39,395	6,016,421,350	(1,346,626,508)	4,669,794,842	2,595,245,052
Portfolio/Entity Encumbrances (1)	—	—	—	—	—	1,417,683,780

Wholly Owned Properties	425	119,634	18,571,823,987	(4,194,538,736)	14,377,285,251	4,012,928,832

Partially Owned Unencumbered	—	—	25,130,204	—	25,130,204	—
Partially Owned Encumbered	24	5,232	1,105,416,801	(142,817,905)	962,598,896	749,967,053

Partially Owned Properties	24	5,232	1,130,547,005	(142,817,905)	987,729,100	749,967,053

Total Unencumbered Properties	288	80,239	12,580,532,841	(2,847,912,228)	9,732,620,613	—
Total Encumbered Properties	161	44,627	7,121,838,151	(1,489,444,413)	5,632,393,738	4,762,895,885

Total Consolidated Investment in Real Estate	449	124,866	$19,702,370,992	$(4,337,356,641)	$15,365,014,351	$4,762,895,885

(1)	See attached Encumbrances Reconciliation.
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
Encumbrances Reconciliation
December 31, 2010

	Number of
	Properties	See Properties
Portfolio/Entity Encumbrances	Encumbered by	With Note:	Amount
EQR-Bond Partnership	6	I	$51,670,000
EQR-Fanwell 2007 LP	7	J	223,138,000
EQR-Wellfan 2008 LP (R)	15	K	550,000,000
EQR-SOMBRA 2008 LP	18	L	543,000,000	(1)
Other	—	—	49,875,780	(1)

Portfolio/Entity Encumbrances	46		1,417,683,780

Individual Property Encumbrances			3,345,212,105

Total Encumbrances per Financial Statements			$4,762,895,885

(1)	Temporary letters of credit supported by the Company’s revolving credit facility and/or a temporary guaranty from the Operating Partnership were posted as collateral in place of sold properties. Property substitutions closed in January 2011 and the letters of credit and guaranty were terminated.
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
(Amounts in thousands)
The changes in total real estate for the years ended December 31, 2010, 2009 and 2008 are as follows:

	2010	2009	2008
Balance, beginning of year	$18,465,144	$18,690,239	$18,333,350
Acquisitions and development	1,789,948	512,977	995,026
Improvements	141,199	125,965	172,165
Dispositions and other	(693,920)	(864,037)	(810,302)

Balance, end of year	$19,702,371	$18,465,144	$18,690,239

The changes in accumulated depreciation for the years ended December 31, 2010, 2009 and 2008 are as follows:

	2010	2009	2008
Balance, beginning of year	$3,877,564	$3,561,300	$3,170,125
Depreciation	673,403	600,375	602,908
Dispositions and other	(213,610)	(284,111)	(211,733)

Balance, end of year	$4,337,357	$3,877,564	$3,561,300

EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010

					Cost Capitalized
					Subsequent to			Gross Amount Carried
				Initial Cost to	Acquisition			at Close of
Description				Company	(Improvements, net) (E)			Period 12/31/10
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/10 (B)	Encumbrances

EQR Wholly Owned Unencumbered:
500 West 23rd Street (fka 10 Chelsea)	New York, NY	(F)	—	$—	$27,382,360	$—	$—	$—	$27,382,360	$27,382,360	$—	$27,382,360	$—
1210 Mass	Washington, D.C. (G)	2004	144	9,213,512	36,559,189	—	285,543	9,213,512	36,844,732	46,058,244	(7,702,999)	38,355,245	—
1401 Joyce on Pentagon Row	Arlington, VA	2004	326	9,780,000	89,680,000	—	163,567	9,780,000	89,843,567	99,623,567	(7,954,463)	91,669,104	—
1660 Peachtree	Atlanta, GA	1999	355	7,924,126	23,602,563	—	2,032,029	7,924,126	25,634,592	33,558,718	(7,213,204)	26,345,514	—
2201 Pershing Drive	Arlington, VA	(F)	—	12,054,081	2,652,636	—	—	12,054,081	2,652,636	14,706,717	—	14,706,717	—
2400 M St	Washington, D.C. (G)	2006	359	30,006,593	114,013,785	—	732,059	30,006,593	114,745,844	144,752,437	(21,822,792)	122,929,645	—
420 East 80th Street	New York, NY	1961	155	39,277,000	23,026,984	—	2,501,381	39,277,000	25,528,365	64,805,365	(5,980,711)	58,824,654	—
425 Mass	Washington, D.C. (G)	2009	559	28,150,000	138,600,000	—	1,953,014	28,150,000	140,553,014	168,703,014	(4,494,218)	164,208,796	—
600 Washington	New York, NY (G)	2004	135	32,852,000	43,140,551	—	195,058	32,852,000	43,335,609	76,187,609	(9,485,348)	66,702,261	—
70 Greene	Jersey City, NJ (G)	2010	480	28,170,659	239,232,094	—	103,450	28,170,659	239,335,544	267,506,203	(6,599,249)	260,906,954	—
71 Broadway	New York, NY (G)	1997	238	22,611,600	77,492,171	—	2,960,860	22,611,600	80,453,031	103,064,631	(17,989,358)	85,075,273	—
777 Sixth	New York, NY (G)	2002	294	65,352,706	65,747,294	—	282,143	65,352,706	66,029,437	131,382,143	(8,432,644)	122,949,499	—
Abington Glen	Abington, MA	1968	90	553,105	3,697,396	—	2,359,072	553,105	6,056,468	6,609,573	(2,794,784)	3,814,789	—
Acacia Creek	Scottsdale, AZ	1988-1994	304	3,663,473	21,172,386	—	2,814,423	3,663,473	23,986,809	27,650,282	(11,190,829)	16,459,453	—
Arden Villas	Orlando, FL	1999	336	5,500,000	28,600,796	—	3,182,624	5,500,000	31,783,420	37,283,420	(8,171,582)	29,111,838	—
Arlington at Perimeter Center	Atlanta, GA	1980	204	2,448,000	8,099,110	—	114,675	2,448,000	8,213,785	10,661,785	(1,300,791)	9,360,994	—
Ashton, The	Corona Hills, CA	1986	492	2,594,264	33,042,398	—	5,966,954	2,594,264	39,009,352	41,603,616	(18,806,334)	22,797,282	—
Audubon Village	Tampa, FL	1990	447	3,576,000	26,121,909	—	4,114,611	3,576,000	30,236,520	33,812,520	(13,268,213)	20,544,307	—
Auvers Village	Orlando, FL	1991	480	3,808,823	29,322,243	—	6,216,049	3,808,823	35,538,292	39,347,115	(15,974,356)	23,372,759	—
Avenue Royale	Jacksonville, FL	2001	200	5,000,000	17,785,388	—	917,456	5,000,000	18,702,844	23,702,844	(4,583,891)	19,118,953	—
Avon Place, LLC	Avon, CT	1973	163	1,788,943	12,440,003	—	1,531,391	1,788,943	13,971,394	15,760,337	(4,990,349)	10,769,988	—
Ball Park Lofts	Denver, CO (G)	2003	343	5,481,556	51,658,740	—	2,708,015	5,481,556	54,366,755	59,848,311	(12,931,360)	46,916,951	—
Barrington Place	Oviedo, FL	1998	233	6,990,000	15,740,825	—	2,533,678	6,990,000	18,274,503	25,264,503	(6,000,104)	19,264,399	—
Bay Hill	Long Beach, CA	2002	160	7,600,000	27,437,239	—	740,325	7,600,000	28,177,564	35,777,564	(7,029,980)	28,747,584	—
Bella Terra I	Mukilteo, WA (G)	2002	235	5,686,861	26,070,540	—	667,419	5,686,861	26,737,959	32,424,820	(7,277,028)	25,147,792	—
Bella Vista	Phoenix, AZ	1995	248	2,978,879	20,641,333	—	3,393,449	2,978,879	24,034,782	27,013,661	(11,641,771)	15,371,890	—
Bella Vista I, II, III Combined	Woodland Hills, CA	2003-2007	579	31,682,754	121,095,785	—	1,390,256	31,682,754	122,486,041	154,168,795	(23,933,139)	130,235,656	—
Belle Arts Condominium Homes, LLC	Bellevue, WA	2000	1	63,158	248,929	—	(5,320)	63,158	243,609	306,767	—	306,767	—
Beneva Place	Sarasota, FL	1986	192	1,344,000	9,665,447	—	1,728,604	1,344,000	11,394,051	12,738,051	(5,284,608)	7,453,443	—
Berkeley Land	Berkeley, CA	(F)	—	13,908,910	801,101	—	—	13,908,910	801,101	14,710,011	—	14,710,011	—
Bermuda Cove	Jacksonville, FL	1989	350	1,503,000	19,561,896	—	4,556,127	1,503,000	24,118,023	25,621,023	(11,324,915)	14,296,108	—
Bishop Park	Winter Park, FL	1991	324	2,592,000	17,990,436	—	3,646,274	2,592,000	21,636,710	24,228,710	(10,340,427)	13,888,283	—
Bradford Apartments	Newington, CT	1964	64	401,091	2,681,210	—	579,531	401,091	3,260,741	3,661,832	(1,301,744)	2,360,088	—
Briar Knoll Apts	Vernon, CT	1986	150	928,972	6,209,988	—	1,274,495	928,972	7,484,483	8,413,455	(3,030,004)	5,383,451	—
Bridford Lakes II	Greensboro, NC	(F)	—	1,100,564	792,509	—	—	1,100,564	792,509	1,893,073	—	1,893,073	—
Bridgewater at Wells Crossing	Orange Park, FL	1986	288	2,160,000	13,347,549	—	2,010,434	2,160,000	15,357,983	17,517,983	(6,560,719)	10,957,264	—
Brookside (MD)	Frederick, MD	1993	228	2,736,000	7,934,069	—	2,157,009	2,736,000	10,091,078	12,827,078	(4,847,243)	7,979,835	—
Brookside II (MD)	Frederick, MD	1979	204	2,450,800	6,913,202	—	2,622,214	2,450,800	9,535,416	11,986,216	(4,965,160)	7,021,056	—
Camellero	Scottsdale, AZ	1979	348	1,924,900	17,324,593	—	5,445,971	1,924,900	22,770,564	24,695,464	(13,879,083)	10,816,381	—
Carlyle Mill	Alexandria, VA	2002	317	10,000,000	51,367,913	—	3,585,927	10,000,000	54,953,840	64,953,840	(15,384,028)	49,569,812	—
Center Pointe	Beaverton, OR	1996	264	3,421,535	15,708,853	—	2,605,275	3,421,535	18,314,128	21,735,663	(7,023,656)	14,712,007	—
Centre Club	Ontario, CA	1994	312	5,616,000	23,485,891	—	2,576,818	5,616,000	26,062,709	31,678,709	(9,857,007)	21,821,702	—
Centre Club II	Ontario, CA	2002	100	1,820,000	9,528,898	—	539,590	1,820,000	10,068,488	11,888,488	(3,186,170)	8,702,318	—
Chandler Court	Chandler, AZ	1987	316	1,353,100	12,175,173	—	4,308,670	1,353,100	16,483,843	17,836,943	(9,303,425)	8,533,518	—
Chandlers Bay	Kent, WA	1989	293	3,700,000	18,962,585	—	69,473	3,700,000	19,032,058	22,732,058	(2,175,442)	20,556,616	—
Chatelaine Park	Duluth, GA	1995	303	1,818,000	24,489,671	—	1,974,089	1,818,000	26,463,760	28,281,760	(11,447,801)	16,833,959	—
Chesapeake Glen Apts (fka Greentree I, II & III)	Glen Burnie, MD	1973	796	8,993,411	27,301,052	—	20,936,090	8,993,411	48,237,142	57,230,553	(22,479,872)	34,750,681	—
Chestnut Hills	Puyallup, WA	1991	157	756,300	6,806,635	—	1,360,272	756,300	8,166,907	8,923,207	(4,244,605)	4,678,602	—
Chickasaw Crossing	Orlando, FL	1986	292	2,044,000	12,366,832	—	1,786,050	2,044,000	14,152,882	16,196,882	(6,515,656)	9,681,226	—
Chinatown Gateway	Los Angeles, CA	(F)	—	14,791,831	11,026,473	—	—	14,791,831	11,026,473	25,818,304	—	25,818,304	—
Citrus Falls	Tampa, FL	2003	273	8,190,000	28,894,280	—	381,158	8,190,000	29,275,438	37,465,438	(5,939,746)	31,525,692	—
City View (GA)	Atlanta, GA (G)	2003	202	6,440,800	19,993,460	—	1,256,448	6,440,800	21,249,908	27,690,708	(5,161,465)	22,529,243	—
Clarys Crossing	Columbia, MD	1984	198	891,000	15,489,721	—	1,986,718	891,000	17,476,439	18,367,439	(8,016,743)	10,350,696	—
Cleo, The	Los Angeles, CA	1989	92	6,615,467	14,829,335	—	3,663,066	6,615,467	18,492,401	25,107,868	(3,530,065)	21,577,803	—
Club at Tanasbourne	Hillsboro, OR	1990	352	3,521,300	16,257,934	—	3,046,161	3,521,300	19,304,095	22,825,395	(9,895,369)	12,930,026	—
Club at the Green	Beaverton, OR	1991	254	2,030,950	12,616,747	—	2,526,289	2,030,950	15,143,036	17,173,986	(7,815,215)	9,358,771	—
Coconut Palm Club	Coconut Creek, GA	1992	300	3,001,700	17,678,928	—	2,525,679	3,001,700	20,204,607	23,206,307	(9,321,082)	13,885,225	—
Cortona at Dana Park	Mesa, AZ	1986	222	2,028,939	12,466,128	—	2,413,182	2,028,939	14,879,310	16,908,249	(7,286,220)	9,622,029	—
Country Gables	Beaverton, OR	1991	288	1,580,500	14,215,444	—	3,412,313	1,580,500	17,627,757	19,208,257	(9,537,809)	9,670,448	—
Cove at Boynton Beach I	Boynton Beach, FL	1996	252	12,600,000	31,469,651	—	2,779,931	12,600,000	34,249,582	46,849,582	(9,526,032)	37,323,550	—
Cove at Boynton Beach II	Boynton Beach, FL	1998	296	14,800,000	37,874,719	—	—	14,800,000	37,874,719	52,674,719	(10,138,327)	42,536,392	—
Cove at Fishers Landing	Vancouver, WA	1993	253	2,277,000	15,656,887	—	1,152,551	2,277,000	16,809,438	19,086,438	(5,710,162)	13,376,276	—
Creekside Village	Mountlake Terrace, WA	1987	512	2,807,600	25,270,594	—	4,629,268	2,807,600	29,899,862	32,707,462	(17,364,294)	15,343,168	—
Crosswinds	St. Petersburg, FL	1986	208	1,561,200	5,756,822	—	2,155,601	1,561,200	7,912,423	9,473,623	(4,270,769)	5,202,854	—
Crown Court	Scottsdale, AZ	1987	416	3,156,600	28,414,599	—	7,093,468	3,156,600	35,508,067	38,664,667	(17,536,796)	21,127,871	—
Crowntree Lakes	Orlando, FL	2008	352	12,009,630	44,407,977	—	128,840	12,009,630	44,536,817	56,546,447	(5,032,304)	51,514,143	—
Cypress Lake at Waterford	Orlando, FL	2001	316	7,000,000	27,654,816	—	1,474,998	7,000,000	29,129,814	36,129,814	(7,889,517)	28,240,297	—
Dartmouth Woods	Lakewood, CO	1990	201	1,609,800	10,832,754	—	1,964,282	1,609,800	12,797,036	14,406,836	(6,455,552)	7,951,284	—
Dean Estates	Taunton, MA	1984	58	498,080	3,329,560	—	622,827	498,080	3,952,387	4,450,467	(1,678,930)	2,771,537	—
Deerwood (Corona)	Corona, CA	1992	316	4,742,200	20,272,892	—	3,818,931	4,742,200	24,091,823	28,834,023	(11,726,867)	17,107,156	—
Defoor Village	Atlanta, GA	1997	156	2,966,400	10,570,210	—	1,990,444	2,966,400	12,560,654	15,527,054	(5,858,484)	9,668,570	—
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010

					Cost Capitalized
					Subsequent to			Gross Amount Carried
				Initial Cost to	Acquisition			at Close of
Description				Company	(Improvements, net) (E)			Period 12/31/10
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/10 (B)	Encumbrances

Del Mar Ridge	San Diego, CA	1998	181	7,801,824	36,948,176	—	2,298,593	7,801,824	39,246,769	47,048,593	(3,116,754)	43,931,839	—
Desert Homes	Phoenix, AZ	1982	412	1,481,050	13,390,249	—	4,652,484	1,481,050	18,042,733	19,523,783	(10,220,322)	9,303,461	—
Eagle Canyon	Chino Hills, CA	1985	252	1,808,900	16,274,361	—	4,994,045	1,808,900	21,268,406	23,077,306	(10,622,403)	12,454,903	—
Ellipse at Government Center	Fairfax, VA	1989	404	19,433,000	56,816,266	—	2,245,450	19,433,000	59,061,716	78,494,716	(7,973,317)	70,521,399	—
Emerson Place	Boston, MA (G)	1962	444	14,855,000	57,566,636	—	15,120,573	14,855,000	72,687,209	87,542,209	(36,608,983)	50,933,226	—
Enclave at Lake Underhill	Orlando, FL	1989	312	9,359,750	29,539,650	—	1,690,403	9,359,750	31,230,053	40,589,803	(7,327,341)	33,262,462	—
Enclave at Waterways	Deerfield Beach, FL	1998	300	15,000,000	33,194,576	—	843,037	15,000,000	34,037,613	49,037,613	(8,268,775)	40,768,838	—
Enclave at Winston Park	Coconut Creek, FL	1995	278	5,560,000	19,939,324	—	2,101,199	5,560,000	22,040,523	27,600,523	(7,511,989)	20,088,534	—
Enclave, The	Tempe, AZ	1994	204	1,500,192	19,281,399	—	1,333,483	1,500,192	20,614,882	22,115,074	(9,498,305)	12,616,769	—
Estates at Phipps	Atlanta, GA	1996	234	9,360,000	29,705,236	—	3,780,696	9,360,000	33,485,932	42,845,932	(9,625,684)	33,220,248	—
Estates at Wellington Green	Wellington, FL	2003	400	20,000,000	64,790,850	—	1,719,926	20,000,000	66,510,776	86,510,776	(15,486,015)	71,024,761	—
Fairland Gardens	Silver Spring, MD	1981	400	6,000,000	19,972,183	—	5,994,235	6,000,000	25,966,418	31,966,418	(12,839,143)	19,127,275	—
Four Winds	Fall River, MA	1987	168	1,370,843	9,163,804	—	1,961,290	1,370,843	11,125,094	12,495,937	(4,317,329)	8,178,608	—
Fox Hill Apartments	Enfield, CT	1974	168	1,129,018	7,547,256	—	1,410,030	1,129,018	8,957,286	10,086,304	(3,473,400)	6,612,904	—
Fox Run (WA)	Federal Way, WA	1988	144	626,637	5,765,018	—	1,644,476	626,637	7,409,494	8,036,131	(4,492,269)	3,543,862	—
Fox Run II (WA)	Federal Way, WA	1988	18	80,000	1,286,139	—	53,086	80,000	1,339,225	1,419,225	(389,957)	1,029,268	—
Gables Grand Plaza	Coral Gables, FL (G)	1998	195	—	44,601,000	—	3,174,122	—	47,775,122	47,775,122	(12,598,590)	35,176,532	—
Gallery, The	Hermosa Beach, CA	1971	168	18,144,000	46,567,941	—	1,719,605	18,144,000	48,287,546	66,431,546	(9,535,678)	56,895,868	—
Gatehouse at Pine Lake	Pembroke Pines, FL	1990	296	1,896,600	17,070,795	—	3,174,037	1,896,600	20,244,832	22,141,432	(10,411,240)	11,730,192	—
Gatehouse on the Green	Plantation, FL	1990	312	2,228,200	20,056,270	—	6,485,962	2,228,200	26,542,232	28,770,432	(12,580,475)	16,189,957	—
Gates of Redmond	Redmond, WA	1979	180	2,306,100	12,064,015	—	4,624,741	2,306,100	16,688,756	18,994,856	(7,467,775)	11,527,081	—
Gatewood	Pleasanton, CA	1985	200	6,796,511	20,249,392	—	3,558,873	6,796,511	23,808,265	30,604,776	(6,922,485)	23,682,291	—
Governors Green	Bowie, MD	1999	478	19,845,000	73,335,916	—	513,833	19,845,000	73,849,749	93,694,749	(10,600,450)	83,094,299	—
Greenfield Village	Rocky Hill , CT	1965	151	911,534	6,093,418	—	623,523	911,534	6,716,941	7,628,475	(2,669,219)	4,959,256	—
Greenhouse — Roswell	Roswell, GA	1985	236	1,220,000	10,974,727	—	2,862,866	1,220,000	13,837,593	15,057,593	(8,334,268)	6,723,325	—
Hamilton Villas	Beverly Hills, CA	1990	35	7,772,000	16,864,269	—	1,197,789	7,772,000	18,062,058	25,834,058	(2,088,921)	23,745,137	—
Hammocks Place	Miami, FL	1986	296	319,180	12,513,467	—	3,361,988	319,180	15,875,455	16,194,635	(9,682,288)	6,512,347	—
Hampshire Place	Los Angeles, CA	1989	259	10,806,000	30,335,330	—	1,855,750	10,806,000	32,191,080	42,997,080	(8,142,603)	34,854,477	—
Hamptons	Puyallup, WA	1991	230	1,119,200	10,075,844	—	1,812,434	1,119,200	11,888,278	13,007,478	(6,014,780)	6,992,698	—
Heritage Ridge	Lynwood, WA	1999	197	6,895,000	18,983,597	—	492,899	6,895,000	19,476,496	26,371,496	(5,168,705)	21,202,791	—
Heritage, The	Phoenix, AZ	1995	204	1,209,705	13,136,903	—	1,360,019	1,209,705	14,496,922	15,706,627	(6,803,317)	8,903,310	—
Heron Pointe	Boynton Beach, FL	1989	192	1,546,700	7,774,676	—	1,923,892	1,546,700	9,698,568	11,245,268	(5,039,618)	6,205,650	—
High Meadow	Ellington, CT	1975	100	583,679	3,901,774	—	756,263	583,679	4,658,037	5,241,716	(1,793,920)	3,447,796	—
Highland Glen	Westwood, MA	1979	180	2,229,095	16,828,153	—	2,239,543	2,229,095	19,067,696	21,296,791	(7,067,157)	14,229,634	—
Highland Glen II	Westwood, MA	2007	102	—	19,875,857	—	80,545	—	19,956,402	19,956,402	(2,819,615)	17,136,787	—
Highlands at South Plainfield	South Plainfield, NJ	2000	252	10,080,000	37,526,912	—	733,896	10,080,000	38,260,808	48,340,808	(7,925,678)	40,415,130	—
Highlands, The	Scottsdale, AZ	1990	272	11,823,840	31,990,970	—	2,805,757	11,823,840	34,796,727	46,620,567	(7,688,227)	38,932,340	—
Hudson Crossing	New York, NY (G)	2003	259	23,420,000	70,086,976	—	748,402	23,420,000	70,835,378	94,255,378	(16,184,367)	78,071,011	—
Hudson Pointe	Jersey City, NJ	2003	182	5,148,500	41,149,117	—	1,048,724	5,148,500	42,197,841	47,346,341	(10,223,470)	37,122,871	—
Hunt Club II	Charlotte, NC	(F)	—	100,000	—	—	—	100,000	—	100,000	—	100,000	—
Huntington Park	Everett, WA	1991	381	1,597,500	14,367,864	—	3,620,694	1,597,500	17,988,558	19,586,058	(10,893,191)	8,692,867	—
Indian Bend	Scottsdale, AZ	1973	278	1,075,700	9,800,330	—	3,042,609	1,075,700	12,842,939	13,918,639	(8,082,539)	5,836,100	—
Iron Horse Park	Pleasant Hill, CA	1973	252	15,000,000	24,335,549	—	7,755,418	15,000,000	32,090,967	47,090,967	(8,103,335)	38,987,632	—
Isle at Arrowhead Ranch	Glendale, AZ	1996	256	1,650,237	19,593,123	—	1,660,272	1,650,237	21,253,395	22,903,632	(9,860,515)	13,043,117	—
Kempton Downs	Gresham, OR	1990	278	1,217,349	10,943,372	—	2,838,147	1,217,349	13,781,519	14,998,868	(7,994,662)	7,004,206	—
Kenwood Mews	Burbank, CA	1991	141	14,100,000	24,662,883	—	1,627,860	14,100,000	26,290,743	40,390,743	(5,165,397)	35,225,346	—
Key Isle at Windermere	Ocoee, FL	2000	282	8,460,000	31,761,470	—	1,197,975	8,460,000	32,959,445	41,419,445	(7,409,728)	34,009,717	—
Key Isle at Windermere II	Ocoee, FL	2008	165	3,306,286	24,519,643	—	21,547	3,306,286	24,541,190	27,847,476	(2,038,084)	25,809,392	—
Kings Colony (FL)	Miami, FL	1986	480	19,200,000	48,379,586	—	2,692,770	19,200,000	51,072,356	70,272,356	(12,387,179)	57,885,177	—
La Mirage	San Diego, CA	1988/1992	1,070	28,895,200	95,567,943	—	13,968,700	28,895,200	109,536,643	138,431,843	(51,916,782)	86,515,061	—
La Mirage IV	San Diego, CA	2001	340	6,000,000	47,449,353	—	2,944,380	6,000,000	50,393,733	56,393,733	(16,239,415)	40,154,318	—
Laguna Clara	Santa Clara, CA	1972	264	13,642,420	29,707,475	—	3,329,323	13,642,420	33,036,798	46,679,218	(9,100,501)	37,578,717	—
Lake Buena Vista Combined	Orlando, FL	2000/2002	672	23,520,000	75,068,206	—	3,594,116	23,520,000	78,662,322	102,182,322	(17,301,402)	84,880,920	—
Landings at Pembroke Lakes	Pembroke Pines, FL	1989	358	17,900,000	24,460,989	—	4,881,752	17,900,000	29,342,741	47,242,741	(7,519,945)	39,722,796	—
Landings at Port Imperial	W. New York, NJ	1999	276	27,246,045	37,741,050	—	6,567,661	27,246,045	44,308,711	71,554,756	(15,348,539)	56,206,217	—
Las Colinas at Black Canyon	Phoenix, AZ	2008	304	9,000,000	35,917,811	—	115,519	9,000,000	36,033,330	45,033,330	(4,435,319)	40,598,011	—
Legacy at Highlands Ranch	Highlands Ranch, CO	1999	422	6,330,000	37,557,013	—	1,466,728	6,330,000	39,023,741	45,353,741	(9,805,338)	35,548,403	—
Legacy Park Central	Concord, CA	2003	259	6,469,230	46,745,854	—	295,479	6,469,230	47,041,333	53,510,563	(10,789,289)	42,721,274	—
Lexington Farm	Alpharetta, GA	1995	352	3,521,900	22,888,305	—	2,476,212	3,521,900	25,364,517	28,886,417	(11,200,145)	17,686,272	—
Lexington Park	Orlando, FL	1988	252	2,016,000	12,346,726	—	2,450,467	2,016,000	14,797,193	16,813,193	(7,062,512)	9,750,681	—
Little Cottonwoods	Tempe, AZ	1984	379	3,050,133	26,991,689	—	3,737,391	3,050,133	30,729,080	33,779,213	(14,499,829)	19,279,384	—
Longacre House	New York, NY (G)	2000	293	73,170,045	53,962,510	—	125,953	73,170,045	54,088,463	127,258,508	(7,505,448)	119,753,060	—
Longfellow Place	Boston, MA (G)	1975	710	53,164,160	183,940,619	—	47,318,604	53,164,160	231,259,223	284,423,383	(97,449,615)	186,973,768	—
Longwood	Decatur, GA	1992	268	1,454,048	13,087,393	—	2,002,602	1,454,048	15,089,995	16,544,043	(8,825,354)	7,718,689	—
Madison, The	Alexandria, VA	(F)	—	15,261,108	1,080,330	—	—	15,261,108	1,080,330	16,341,438	—	16,341,438	—
Marbrisa	Tampa, FL	1984	224	2,240,000	7,183,561	—	79,738	2,240,000	7,263,299	9,503,299	(1,234,564)	8,268,735	—
Mariners Wharf	Orange Park, FL	1989	272	1,861,200	16,744,951	—	3,244,046	1,861,200	19,988,997	21,850,197	(9,702,938)	12,147,259	—
Market Street Landing	Seattle, WA	(F)	—	12,542,418	297,637	—	—	12,542,418	297,637	12,840,055	—	12,840,055	—
Marquessa	Corona Hills, CA	1992	336	6,888,500	21,604,584	—	2,726,408	6,888,500	24,330,992	31,219,492	(11,834,160)	19,385,332	—
Martha Lake	Lynnwood, WA	1991	155	821,200	7,405,070	—	1,985,277	821,200	9,390,347	10,211,547	(4,980,064)	5,231,483	—
Martine, The	Bellevue, WA	1984	67	3,200,000	9,616,264	—	2,642,670	3,200,000	12,258,934	15,458,934	(1,957,800)	13,501,134	—
Merritt at Satellite Place	Duluth, GA	1999	424	3,400,000	30,115,674	—	2,440,228	3,400,000	32,555,902	35,955,902	(13,072,220)	22,883,682	—
Mill Pond	Millersville, MD	1984	240	2,880,000	8,468,014	—	2,718,776	2,880,000	11,186,790	14,066,790	(5,505,405)	8,561,385	—
Mira Flores	Palm Beach Gardens, FL	1996	352	7,039,313	22,515,299	—	2,298,916	7,039,313	24,814,215	31,853,528	(8,485,263)	23,368,265	—
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010

					Cost Capitalized
					Subsequent to			Gross Amount Carried
				Initial Cost to	Acquisition			at Close of
Description				Company	(Improvements, net) (E)			Period 12/31/10
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/10 (B)	Encumbrances

Mission Bay	Orlando, FL	1991	304	2,432,000	21,623,560	—	2,717,235	2,432,000	24,340,795	26,772,795	(10,820,242)	15,952,553	—
Mission Verde, LLC	San Jose, CA	1986	108	5,190,700	9,679,109	—	3,151,242	5,190,700	12,830,351	18,021,051	(5,623,277)	12,397,774	—
Morningside	Scottsdale, AZ	1989	160	670,470	12,607,976	—	1,697,299	670,470	14,305,275	14,975,745	(6,740,861)	8,234,884	—
Mosaic at Largo Station	Hyattsville, MD	2008	242	4,120,800	42,477,297	—	237,451	4,120,800	42,714,748	46,835,548	(4,141,764)	42,693,784	—
Mozaic at Union Station	Los Angeles, CA	2007	272	8,500,000	52,583,270	—	668,419	8,500,000	53,251,689	61,751,689	(8,972,618)	52,779,071	—
New River Cove	Davie, FL	1999	316	15,800,000	46,142,895	—	1,049,654	15,800,000	47,192,549	62,992,549	(10,341,684)	52,650,865	—
Northampton 1	Largo, MD	1977	344	1,843,200	17,528,381	—	5,798,143	1,843,200	23,326,524	25,169,724	(14,229,754)	10,939,970	—
Northampton 2	Largo, MD	1988	276	1,513,500	14,246,990	—	3,654,124	1,513,500	17,901,114	19,414,614	(10,571,731)	8,842,883	—
Northglen	Valencia, CA	1988	234	9,360,000	20,778,553	—	1,728,818	9,360,000	22,507,371	31,867,371	(8,256,285)	23,611,086	—
Northlake (MD)	Germantown, MD	1985	304	15,000,000	23,142,302	—	9,754,730	15,000,000	32,897,032	47,897,032	(9,909,101)	37,987,931	—
Northridge	Pleasant Hill, CA	1974	221	5,527,800	14,691,705	—	8,471,887	5,527,800	23,163,592	28,691,392	(9,697,063)	18,994,329	—
Oak Park North	Agoura Hills, CA	1990	220	1,706,900	15,362,666	—	2,806,978	1,706,900	18,169,644	19,876,544	(9,627,790)	10,248,754	—
Oak Park South	Agoura Hills, CA	1989	224	1,683,800	15,154,608	—	2,923,629	1,683,800	18,078,237	19,762,037	(9,624,230)	10,137,807	—
Oaks at Falls Church	Falls Church, VA	1966	176	20,240,000	20,152,616	—	3,552,434	20,240,000	23,705,050	43,945,050	(5,665,262)	38,279,788	—
Ocean Crest	Solana Beach, CA	1986	146	5,111,200	11,910,438	—	2,058,043	5,111,200	13,968,481	19,079,681	(6,514,987)	12,564,694	—
Ocean Walk	Key West, FL	1990	297	2,838,749	25,545,009	—	3,233,758	2,838,749	28,778,767	31,617,516	(13,599,381)	18,018,135	—
Olympus Towers	Seattle, WA (G)	2000	328	14,752,034	73,335,425	—	2,226,097	14,752,034	75,561,522	90,313,556	(19,377,834)	70,935,722	—
Orchard Ridge	Lynnwood, WA	1988	104	480,600	4,372,033	—	1,127,901	480,600	5,499,934	5,980,534	(3,295,398)	2,685,136	—
Overlook Manor	Frederick, MD	1980/1985	108	1,299,100	3,930,931	—	2,142,057	1,299,100	6,072,988	7,372,088	(3,277,788)	4,094,300	—
Overlook Manor II	Frederick, MD	1980/1985	182	2,186,300	6,262,597	—	1,253,022	2,186,300	7,515,619	9,701,919	(3,549,205)	6,152,714	—
Paces Station	Atlanta, GA	1984-1989	610	4,801,500	32,548,053	—	8,202,985	4,801,500	40,751,038	45,552,538	(20,808,476)	24,744,062	—
Palm Trace Landings	Davie, FL	1995	768	38,400,000	105,693,432	—	2,605,905	38,400,000	108,299,337	146,699,337	(23,469,327)	123,230,010	—
Panther Ridge	Federal Way, WA	1980	260	1,055,800	9,506,117	—	1,846,801	1,055,800	11,352,918	12,408,718	(5,866,485)	6,542,233	—
Parc 77	New York, NY (G)	1903	137	40,504,000	18,025,679	—	4,115,467	40,504,000	22,141,146	62,645,146	(4,773,963)	57,871,183	—
Parc Cameron	New York, NY (G)	1927	166	37,600,000	9,855,597	—	5,120,583	37,600,000	14,976,180	52,576,180	(3,867,865)	48,708,315	—
Parc Coliseum	New York, NY (G)	1910	177	52,654,000	23,045,751	—	6,947,750	52,654,000	29,993,501	82,647,501	(6,372,704)	76,274,797	—
Park at Turtle Run, The	Coral Springs, FL	2001	257	15,420,000	36,064,629	—	898,823	15,420,000	36,963,452	52,383,452	(9,407,101)	42,976,351	—
Park West (CA)	Los Angeles, CA	1987/1990	444	3,033,500	27,302,383	—	5,418,219	3,033,500	32,720,602	35,754,102	(17,933,416)	17,820,686	—
Parkside	Union City, CA	1979	208	6,246,700	11,827,453	—	3,310,231	6,246,700	15,137,684	21,384,384	(7,795,045)	13,589,339	—
Parkview Terrace	Redlands, CA	1986	558	4,969,200	35,653,777	—	11,282,338	4,969,200	46,936,115	51,905,315	(22,196,279)	29,709,036	—
Phillips Park	Wellesley, MA	1988	49	816,922	5,460,955	—	936,091	816,922	6,397,046	7,213,968	(2,475,515)	4,738,453	—
Pine Harbour	Orlando, FL	1991	366	1,664,300	14,970,915	—	3,529,258	1,664,300	18,500,173	20,164,473	(11,225,249)	8,939,224	—
Playa Pacifica	Hermosa Beach,CA	1972	285	35,100,000	33,473,822	—	7,145,521	35,100,000	40,619,343	75,719,343	(10,641,111)	65,078,232	—
Pointe at South Mountain	Phoenix, AZ	1988	364	2,228,800	20,059,311	—	3,210,958	2,228,800	23,270,269	25,499,069	(11,847,168)	13,651,901	—
Polos East	Orlando, FL	1991	308	1,386,000	19,058,620	—	2,188,231	1,386,000	21,246,851	22,632,851	(9,567,266)	13,065,585	—
Port Royale	Ft. Lauderdale, FL (G)	1988	252	1,754,200	15,789,873	—	7,514,240	1,754,200	23,304,113	25,058,313	(12,612,882)	12,445,431	—
Port Royale II	Ft. Lauderdale, FL (G)	1988	161	1,022,200	9,203,166	—	4,702,265	1,022,200	13,905,431	14,927,631	(7,140,443)	7,787,188	—
Port Royale III	Ft. Lauderdale, FL (G)	1988	324	7,454,900	14,725,802	—	8,935,675	7,454,900	23,661,477	31,116,377	(11,497,857)	19,618,520	—
Port Royale IV	Ft. Lauderdale, FL	(F)	—	—	387,471	—	—	—	387,471	387,471	—	387,471	—
Portofino	Chino Hills, CA	1989	176	3,572,400	14,660,994	—	2,150,998	3,572,400	16,811,992	20,384,392	(7,854,366)	12,530,026	—
Portofino (Val)	Valencia, CA	1989	216	8,640,000	21,487,126	—	2,302,820	8,640,000	23,789,946	32,429,946	(8,794,584)	23,635,362	—
Portside Towers	Jersey City, NJ (G)	1992-1997	527	22,487,006	96,842,913	—	14,773,378	22,487,006	111,616,291	134,103,297	(47,349,520)	86,753,777	—
Preserve at Deer Creek	Deerfield Beach, FL	1997	540	13,500,000	60,011,208	—	3,069,187	13,500,000	63,080,395	76,580,395	(16,723,806)	59,856,589	—
Prime, The	Arlington, VA	2002	256	32,000,000	64,436,539	—	587,595	32,000,000	65,024,134	97,024,134	(12,202,034)	84,822,100	—
Promenade at Aventura	Aventura, FL	1995	296	13,320,000	30,353,748	—	4,740,072	13,320,000	35,093,820	48,413,820	(12,325,089)	36,088,731	—
Promenade at Town Center I	Valencia, CA	2001	294	14,700,000	35,390,279	—	2,762,304	14,700,000	38,152,583	52,852,583	(10,327,370)	42,525,213	—
Promenade at Wyndham Lakes	Coral Springs, FL	1998	332	6,640,000	26,743,760	—	3,364,705	6,640,000	30,108,465	36,748,465	(10,964,932)	25,783,533	—
Promenade Terrace	Corona, CA	1990	330	2,272,800	20,546,289	—	4,744,546	2,272,800	25,290,835	27,563,635	(13,575,380)	13,988,255	—
Promontory Pointe I & II	Phoenix, AZ	1984/1996	424	2,355,509	30,421,840	—	3,698,629	2,355,509	34,120,469	36,475,978	(16,314,043)	20,161,935	—
Prospect Towers	Hackensack, NJ	1995	157	3,926,600	31,738,452	—	2,938,287	3,926,600	34,676,739	38,603,339	(13,635,911)	24,967,428	—
Prospect Towers II	Hackensack, NJ	2002	203	4,500,000	33,104,733	—	2,070,180	4,500,000	35,174,913	39,674,913	(10,813,863)	28,861,050	—
Ravens Crest	Plainsboro, NJ	1984	704	4,670,850	42,080,642	—	11,945,748	4,670,850	54,026,390	58,697,240	(31,532,339)	27,164,901	—
Redmond Ridge	Redmond, WA	2008	321	6,975,705	46,175,001	—	73,615	6,975,705	46,248,616	53,224,321	(4,628,114)	48,596,207	—
Red 160 (fka Redmond Way)	Redmond, WA (G)	(F)	—	15,546,376	61,417,903	—	9,488	15,546,376	61,427,391	76,973,767	(339)	76,973,428	—
Regency Palms	Huntington Beach, CA	1969	310	1,857,400	16,713,254	—	4,433,614	1,857,400	21,146,868	23,004,268	(11,462,162)	11,542,106	—
Regency Park	Centreville, VA	1989	252	2,521,500	16,200,666	—	7,802,524	2,521,500	24,003,190	26,524,690	(11,693,111)	14,831,579	—
Registry	Northglenn, CO	1986	208	2,000,000	10,926,759	—	48,337	2,000,000	10,975,096	12,975,096	(1,278,875)	11,696,221	—
Remington Place	Phoenix, AZ	1983	412	1,492,750	13,377,478	—	4,637,494	1,492,750	18,014,972	19,507,722	(10,299,256)	9,208,466	—
Renaissance Villas	Berkeley, CA (G)	1998	34	2,458,000	4,542,000	—	5,418	2,458,000	4,547,418	7,005,418	(332,879)	6,672,539	—
Reserve at Ashley Lake	Boynton Beach, FL	1990	440	3,520,400	23,332,494	—	4,721,183	3,520,400	28,053,677	31,574,077	(13,452,026)	18,122,051	—
Reserve at Town Center	Loudon, VA	2002	290	3,144,056	27,669,121	—	712,324	3,144,056	28,381,445	31,525,501	(7,401,808)	24,123,693	—
Reserve at Town Center II (WA)	Mill Creek, WA	2009	100	4,310,417	17,172,642	—	7,133	4,310,417	17,179,775	21,490,192	(614,973)	20,875,219	—
Reserve at Town Center III	Mill Creek, WA	(F)	—	2,089,388	220,235	—	—	2,089,388	220,235	2,309,623	—	2,309,623	—
Retreat, The	Phoenix, AZ	1999	480	3,475,114	27,265,252	—	2,380,882	3,475,114	29,646,134	33,121,248	(12,339,194)	20,782,054	—
Rianna I	Seattle, WA (G)	2000	78	2,268,160	14,864,482	—	84,986	2,268,160	14,949,468	17,217,628	(1,125,268)	16,092,360	—
Ridgewood Village I&II	San Diego, CA	1997	408	11,809,500	34,004,048	—	2,195,996	11,809,500	36,200,044	48,009,544	(14,118,993)	33,890,551	—
River Pointe at Den Rock Park	Lawrence, MA	2000	174	4,615,702	18,440,147	—	1,212,909	4,615,702	19,653,056	24,268,758	(6,078,818)	18,189,940	—
River Tower	New York, NY (G)	1982	323	118,669,441	98,880,559	—	401,052	118,669,441	99,281,611	217,951,052	(12,970,964)	204,980,088	—
Rivers Bend (CT)	Windsor, CT	1973	373	3,325,517	22,573,826	—	2,724,959	3,325,517	25,298,785	28,624,302	(9,670,355)	18,953,947	—
Riverview Condominiums	Norwalk, CT	1991	92	2,300,000	7,406,730	—	1,806,846	2,300,000	9,213,576	11,513,576	(4,117,696)	7,395,880	—
Royal Oaks (FL)	Jacksonville, FL	1991	284	1,988,000	13,645,117	—	3,882,711	1,988,000	17,527,828	19,515,828	(7,780,869)	11,734,959	—
Sabal Palm at Carrollwood Place	Tampa, FL	1995	432	3,888,000	26,911,542	—	2,533,589	3,888,000	29,445,131	33,333,131	(12,979,307)	20,353,824	—
Sabal Palm at Lake Buena Vista	Orlando, FL	1988	400	2,800,000	23,687,893	—	3,982,057	2,800,000	27,669,950	30,469,950	(12,197,653)	18,272,297	—
Sabal Palm at Metrowest	Orlando, FL	1998	411	4,110,000	38,394,865	—	3,876,633	4,110,000	42,271,498	46,381,498	(18,443,292)	27,938,206	—
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010

					Cost Capitalized
					Subsequent to			Gross Amount Carried
				Initial Cost to	Acquisition			at Close of
Description				Company	(Improvements, net) (E)			Period 12/31/10
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/10 (B)	Encumbrances

Sabal Palm at Metrowest II	Orlando, FL	1997	456	4,560,000	33,907,283	—	2,691,106	4,560,000	36,598,389	41,158,389	(15,830,427)	25,327,962	—
Sabal Pointe	Coral Springs, FL	1995	275	1,951,600	17,570,508	—	3,961,145	1,951,600	21,531,653	23,483,253	(11,635,146)	11,848,107	—
Saddle Ridge	Ashburn, VA	1989	216	1,364,800	12,283,616	—	2,201,030	1,364,800	14,484,646	15,849,446	(7,934,560)	7,914,886	—
Sage	Everett, WA	2002	123	2,500,000	12,021,256	—	412,814	2,500,000	12,434,070	14,934,070	(2,576,867)	12,357,203	—
Savannah at Park Place	Atlanta, GA	2001	416	7,696,095	34,114,542	—	2,628,399	7,696,095	36,742,941	44,439,036	(10,138,404)	34,300,632	—
Savoy III	Aurora, CO	(F)	—	659,165	4,749,723	—	—	659,165	4,749,723	5,408,888	—	5,408,888	—
Sawgrass Cove	Bradenton, FL	1991	336	3,360,000	12,587,189	—	80,974	3,360,000	12,668,163	16,028,163	(1,947,404)	14,080,759	—
Scarborough Square	Rockville, MD	1967	121	1,815,000	7,608,126	—	2,394,761	1,815,000	10,002,887	11,817,887	(4,923,278)	6,894,609	—
Sedona Ridge	Phoenix, AZ	1989	250	3,750,000	14,750,000	—	254,926	3,750,000	15,004,926	18,754,926	(2,039,282)	16,715,644	—
Seeley Lake	Lakewood, WA	1990	522	2,760,400	24,845,286	—	4,006,480	2,760,400	28,851,766	31,612,166	(14,437,537)	17,174,629	—
Seventh & James	Seattle, WA	1992	96	663,800	5,974,803	—	2,878,988	663,800	8,853,791	9,517,591	(4,849,519)	4,668,072	—
Shadow Creek	Winter Springs, FL	2000	280	6,000,000	21,719,768	—	1,434,843	6,000,000	23,154,611	29,154,611	(6,340,966)	22,813,645	—
Sheridan Lake Club	Dania Beach, FL	2001	240	12,000,000	23,170,580	—	1,252,843	12,000,000	24,423,423	36,423,423	(5,113,176)	31,310,247	—
Sheridan Ocean Club combined	Dania Beach, FL	1991	648	18,313,414	47,091,593	—	14,017,392	18,313,414	61,108,985	79,422,399	(21,027,176)	58,395,223	—
Siena Terrace	Lake Forest, CA	1988	356	8,900,000	24,083,024	—	2,738,600	8,900,000	26,821,624	35,721,624	(11,637,233)	24,084,391	—
Silver Springs (FL)	Jacksonville, FL	1985	432	1,831,100	16,474,735	—	5,779,723	1,831,100	22,254,458	24,085,558	(12,404,671)	11,680,887	—
Skycrest	Valencia, CA	1999	264	10,560,000	25,574,457	—	1,870,144	10,560,000	27,444,601	38,004,601	(10,001,263)	28,003,338	—
Skylark	Union City, CA	1986	174	1,781,600	16,731,916	—	1,608,125	1,781,600	18,340,041	20,121,641	(8,137,578)	11,984,063	—
Skyline Terrace	Burlingame, CA	1967/1987	138	16,836,000	35,414,000	—	469	16,836,000	35,414,469	52,250,469	(227,411)	52,023,058	—
Skyline Towers	Falls Church, VA (G)	1971	939	78,278,200	91,485,591	—	27,969,652	78,278,200	119,455,243	197,733,443	(30,881,457)	166,851,986	—
Skyview	Rancho Santa Margarita, CA	1999	260	3,380,000	21,952,863	—	1,667,929	3,380,000	23,620,792	27,000,792	(9,657,421)	17,343,371	—
Sonoran	Phoenix, AZ	1995	429	2,361,922	31,841,724	—	2,900,306	2,361,922	34,742,030	37,103,952	(16,082,432)	21,021,520	—
Southwood	Palo Alto, CA	1985	100	6,936,600	14,324,069	—	2,065,301	6,936,600	16,389,370	23,325,970	(7,489,798)	15,836,172	—
Springbrook Estates	Riverside, CA	(F)	—	18,200,000	—	—	—	18,200,000	—	18,200,000	—	18,200,000	—
St. Andrews at Winston Park	Coconut Creek, FL	1997	284	5,680,000	19,812,090	—	2,144,175	5,680,000	21,956,265	27,636,265	(7,512,645)	20,123,620	—
Stoney Creek	Lakewood, WA	1990	231	1,215,200	10,938,134	—	2,267,480	1,215,200	13,205,614	14,420,814	(6,703,659)	7,717,155	—
Summerwood	Hayward, CA	1982	162	4,810,644	6,942,743	—	2,132,610	4,810,644	9,075,353	13,885,997	(4,231,400)	9,654,597	—
Summit & Birch Hill	Farmington, CT	1967	186	1,757,438	11,748,112	—	2,916,135	1,757,438	14,664,247	16,421,685	(5,733,897)	10,687,788	—
Summit at Lake Union	Seattle, WA	1995 -1997	150	1,424,700	12,852,461	—	3,097,192	1,424,700	15,949,653	17,374,353	(7,701,759)	9,672,594	—
Surprise Lake Village	Milton, WA	1986	338	4,162,543	21,995,958	—	167,483	4,162,543	22,163,441	26,325,984	(2,484,576)	23,841,408	—
Sycamore Creek	Scottsdale, AZ	1984	350	3,152,000	19,083,727	—	3,055,695	3,152,000	22,139,422	25,291,422	(10,946,251)	14,345,171	—
Tanasbourne Terrace	Hillsboro, OR	1986-1989	373	1,876,700	16,891,205	—	3,764,711	1,876,700	20,655,916	22,532,616	(12,425,399)	10,107,217	—
Third Square	Cambridge, MA (G)	2008/2009	482	27,812,384	228,734,105	—	567,932	27,812,384	229,302,037	257,114,421	(15,770,134)	241,344,287	—
Tortuga Bay	Orlando, FL	2004	314	6,280,000	32,121,779	—	985,669	6,280,000	33,107,448	39,387,448	(7,923,623)	31,463,825	—
Toscana	Irvine, CA	1991/1993	563	39,410,000	50,806,072	—	6,395,983	39,410,000	57,202,055	96,612,055	(21,654,115)	74,957,940	—
Townes at Herndon	Herndon, VA	2002	218	10,900,000	49,216,125	—	576,648	10,900,000	49,792,773	60,692,773	(10,492,949)	50,199,824	—
Trump Place, 140 Riverside	New York, NY (G)	2003	354	103,539,100	94,082,725	—	1,245,121	103,539,100	95,327,846	198,866,946	(20,098,341)	178,768,605	—
Trump Place, 160 Riverside	New York, NY (G)	2001	455	139,933,500	190,964,745	—	4,193,547	139,933,500	195,158,292	335,091,792	(39,008,991)	296,082,801	—
Trump Place, 180 Riverside	New York, NY (G)	1998	516	144,968,250	138,346,681	—	5,245,129	144,968,250	143,591,810	288,560,060	(30,420,203)	258,139,857	—
Uwajimaya Village	Seattle, WA	2002	176	8,800,000	22,188,288	—	231,285	8,800,000	22,419,573	31,219,573	(5,828,856)	25,390,717	—
Valencia Plantation	Orlando, FL	1990	194	873,000	12,819,377	—	2,124,405	873,000	14,943,782	15,816,782	(6,429,174)	9,387,608	—
Vantage Pointe	San Diego, CA (G)	2009	679	9,403,960	190,596,040	—	878,314	9,403,960	191,474,354	200,878,314	(2,779,752)	198,098,562	—
Versailles (K-Town)	Los Angeles, CA	2008	225	10,590,975	44,409,025	—	17,858	10,590,975	44,426,883	55,017,858	(2,028,003)	52,989,855	—
Victor on Venice	Los Angeles, CA (G)	2006	115	10,350,000	35,433,437	—	105,588	10,350,000	35,539,025	45,889,025	(6,273,594)	39,615,431	—
Villa Encanto	Phoenix, AZ	1983	385	2,884,447	22,197,363	—	3,530,421	2,884,447	25,727,784	28,612,231	(12,649,439)	15,962,792	—
Villa Solana	Laguna Hills, CA	1984	272	1,665,100	14,985,678	—	6,271,253	1,665,100	21,256,931	22,922,031	(12,286,928)	10,635,103	—
Village at Bear Creek	Lakewood, CO	1987	472	4,519,700	40,676,390	—	4,115,836	4,519,700	44,792,226	49,311,926	(21,310,226)	28,001,700	—
Vista Del Largo	Mission Viejo, CA	1986-1988	608	4,525,800	40,736,293	—	10,948,915	4,525,800	51,685,208	56,211,008	(30,191,450)	26,019,558	—
Vista Grove	Mesa, AZ	1997/1998	224	1,341,796	12,157,045	—	1,295,291	1,341,796	13,452,336	14,794,132	(6,225,002)	8,569,130	—
Vista Montana — Residential & Townhomes	San Jose, CA	(F)	—	51,000,000	—	—	—	51,000,000	—	51,000,000	—	51,000,000	—
Vista on Courthouse	Arlington, VA	2008	220	15,550,260	69,449,740	—	86,777	15,550,260	69,536,517	85,086,777	(5,267,387)	79,819,390	—
Waterford at Deerwood	Jacksonville, FL	1985	248	1,496,913	10,659,702	—	3,584,784	1,496,913	14,244,486	15,741,399	(6,711,046)	9,030,353	—
Waterford at Orange Park	Orange Park, FL	1986	280	1,960,000	12,098,784	—	2,967,016	1,960,000	15,065,800	17,025,800	(7,417,680)	9,608,120	—
Waterford Place (CO)	Thornton, CO	1998	336	5,040,000	29,946,419	—	1,310,833	5,040,000	31,257,252	36,297,252	(9,793,049)	26,504,203	—
Waterside	Reston, VA	1984	276	20,700,000	27,474,388	—	7,638,031	20,700,000	35,112,419	55,812,419	(9,030,796)	46,781,623	—
Webster Green	Needham, MA	1985	77	1,418,893	9,485,006	—	1,000,811	1,418,893	10,485,817	11,904,710	(3,879,487)	8,025,223	—
Welleby Lake Club	Sunrise, FL	1991	304	3,648,000	17,620,879	—	3,744,103	3,648,000	21,364,982	25,012,982	(9,435,056)	15,577,926	—
West End Apartments (fka Emerson Place/CRP II)	Boston, MA (G)	2008	310	469,546	163,123,022	—	358,369	469,546	163,481,391	163,950,937	(15,522,448)	148,428,489	—
Westerly at Worldgate	Herndon, VA	1995	320	14,568,000	43,620,057	—	1,062,632	14,568,000	44,682,689	59,250,689	(6,046,012)	53,204,677	—
Westfield Village	Centerville, VA	1988	228	7,000,000	23,245,834	—	4,574,728	7,000,000	27,820,562	34,820,562	(8,289,817)	26,530,745	—
Westridge	Tacoma, WA	1987 -1991	714	3,501,900	31,506,082	—	6,551,697	3,501,900	38,057,779	41,559,679	(19,228,990)	22,330,689	—
Westgate Pasadena Condos	Pasadena, CA	(F)	—	29,977,725	16,130,079	—	—	29,977,725	16,130,079	46,107,804	—	46,107,804	—
Westgate Pasadena and Green	Pasadena, CA	(F)	—	—	390,813	—	—	—	390,813	390,813	—	390,813	—
Westside Villas I	Los Angeles, CA	1999	21	1,785,000	3,233,254	—	256,198	1,785,000	3,489,452	5,274,452	(1,324,557)	3,949,895	—
Westside Villas II	Los Angeles, CA	1999	23	1,955,000	3,541,435	—	139,793	1,955,000	3,681,228	5,636,228	(1,307,577)	4,328,651	—
Westside Villas III	Los Angeles, CA	1999	36	3,060,000	5,538,871	—	203,576	3,060,000	5,742,447	8,802,447	(2,045,237)	6,757,210	—
Westside Villas IV	Los Angeles, CA	1999	36	3,060,000	5,539,390	—	212,024	3,060,000	5,751,414	8,811,414	(2,039,061)	6,772,353	—
Westside Villas V	Los Angeles, CA	1999	60	5,100,000	9,224,485	—	368,292	5,100,000	9,592,777	14,692,777	(3,414,998)	11,277,779	—
Westside Villas VI	Los Angeles, CA	1989	18	1,530,000	3,023,523	—	231,964	1,530,000	3,255,487	4,785,487	(1,182,625)	3,602,862	—
Westside Villas VII	Los Angeles, CA	2001	53	4,505,000	10,758,900	—	361,135	4,505,000	11,120,035	15,625,035	(3,377,984)	12,247,051	—
Wimberly at Deerwood	Jacksonville, FL	2000	322	8,000,000	30,057,214	—	1,524,972	8,000,000	31,582,186	39,582,186	(7,060,939)	32,521,247	—
Winchester Park	Riverside, RI	1972	416	2,822,618	18,868,626	—	6,221,418	2,822,618	25,090,044	27,912,662	(10,446,769)	17,465,893	—
Winchester Wood	Riverside, RI	1989	62	683,215	4,567,154	—	798,960	683,215	5,366,114	6,049,329	(2,013,478)	4,035,851	—
Windsor at Fair Lakes	Fairfax, VA	1988	250	10,000,000	28,587,109	—	5,870,235	10,000,000	34,457,344	44,457,344	(9,463,894)	34,993,450	—
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010

					Cost Capitalized
					Subsequent to			Gross Amount Carried
				Initial Cost to	Acquisition			at Close of
Description				Company	(Improvements, net) (E)			Period 12/31/10
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/10 (B)	Encumbrances

Winston, The (FL)	Pembroke Pines, FL	2001/2003	464	18,561,000	49,527,569	—	1,617,923	18,561,000	51,145,492	69,706,492	(8,441,759)	61,264,733	—
Wood Creek (CA)	Pleasant Hill, CA	1987	256	9,729,900	23,009,768	—	4,472,213	9,729,900	27,481,981	37,211,881	(12,645,672)	24,566,209	—
Woodbridge (CT)	Newington, CT	1968	73	498,377	3,331,548	—	862,784	498,377	4,194,332	4,692,709	(1,635,504)	3,057,205	—
Woodleaf	Campbell, CA	1984	178	8,550,600	16,988,183	—	1,418,889	8,550,600	18,407,072	26,957,672	(8,148,131)	18,809,541	—
Woodside	Lorton, VA	1987	252	1,326,000	12,510,903	—	5,846,332	1,326,000	18,357,235	19,683,235	(10,821,201)	8,862,034	—
Management Business	Chicago, IL	(D)	—	—	—	—	79,865,530	—	79,865,530	79,865,530	(61,109,987)	18,755,543	—
Operating Partnership	Chicago, IL	(F)	—	—	804,852	—	—	—	804,852	804,852	—	804,852	—

EQR Wholly Owned Unencumbered			80,239	2,929,343,369	8,675,464,206	—	950,595,062	2,929,343,369	9,626,059,268	12,555,402,637	(2,847,912,228)	9,707,490,409	—

EQR Wholly Owned Encumbered:
929 House	Cambridge, MA (G)	1975	127	3,252,993	21,745,595	—	4,361,591	3,252,993	26,107,186	29,360,179	(9,147,568)	20,212,611	3,059,026
Academy Village	North Hollywood, CA	1989	248	25,000,000	23,593,194	—	5,642,404	25,000,000	29,235,598	54,235,598	(8,614,636)	45,620,962	20,000,000
Acappella	Pasadena, CA	2002	143	5,839,548	29,360,452	—	—	5,839,548	29,360,452	35,200,000	—	35,200,000	20,886,508
Acton Courtyard	Berkeley, CA (G)	2003	71	5,550,000	15,785,509	—	58,895	5,550,000	15,844,404	21,394,404	(2,806,816)	18,587,588	9,920,000
Alborada	Fremont, CA	1999	442	24,310,000	59,214,129	—	2,251,542	24,310,000	61,465,671	85,775,671	(23,124,504)	62,651,167	(J	)
Alexander on Ponce	Atlanta, GA	2003	330	9,900,000	35,819,022	—	1,541,765	9,900,000	37,360,787	47,260,787	(8,232,441)	39,028,346	28,880,000
Amberton	Manassas, VA	1986	190	900,600	11,921,815	—	2,406,495	900,600	14,328,310	15,228,910	(7,347,971)	7,880,939	10,705,000
Arbor Terrace	Sunnyvale, CA	1979	175	9,057,300	18,483,642	—	2,226,056	9,057,300	20,709,698	29,766,998	(9,184,819)	20,582,179	(L	)
Arboretum (MA)	Canton, MA	1989	156	4,685,900	10,992,751	—	1,798,509	4,685,900	12,791,260	17,477,160	(6,000,939)	11,476,221	(I	)
Artech Building	Berkeley, CA (G)	2002	21	1,642,000	9,152,518	—	85,975	1,642,000	9,238,493	10,880,493	(1,437,190)	9,443,303	3,200,000
Artisan Square	Northridge, CA	2002	140	7,000,000	20,537,359	—	687,091	7,000,000	21,224,450	28,224,450	(6,239,094)	21,985,356	22,779,715
Avanti	Anaheim, CA	1987	162	12,960,000	18,497,683	—	1,018,387	12,960,000	19,516,070	32,476,070	(4,132,155)	28,343,915	19,850,000
Bachenheimer Building	Berkeley, CA (G)	2004	44	3,439,000	13,866,379	—	42,240	3,439,000	13,908,619	17,347,619	(2,287,866)	15,059,753	8,585,000
Bella Vista Apartments at Boca Del Mar	Boca Raton, FL	1985	392	11,760,000	20,190,252	—	13,328,327	11,760,000	33,518,579	45,278,579	(13,414,974)	31,863,605	26,134,010
Bellagio Apartment Homes	Scottsdale, AZ	1995	202	2,626,000	16,025,041	—	953,738	2,626,000	16,978,779	19,604,779	(4,541,961)	15,062,818	(L	)
Berkeleyan	Berkeley, CA (G)	1998	56	4,377,000	16,022,110	—	264,145	4,377,000	16,286,255	20,663,255	(2,735,637)	17,927,618	8,290,000
Bradley Park	Puyallup, WA	1999	155	3,813,000	18,313,645	—	388,646	3,813,000	18,702,291	22,515,291	(4,995,318)	17,519,973	11,143,586
Briarwood (CA)	Sunnyvale, CA	1985	192	9,991,500	22,247,278	—	1,434,998	9,991,500	23,682,276	33,673,776	(10,266,159)	23,407,617	12,800,000
Brookside (CO)	Boulder, CO	1993	144	3,600,400	10,211,159	—	1,520,927	3,600,400	11,732,086	15,332,486	(5,075,082)	10,257,404	(L	)
Canterbury	Germantown, MD (I)	1986	544	2,781,300	32,942,531	—	13,914,331	2,781,300	46,856,862	49,638,162	(24,687,359)	24,950,803	31,680,000
Cape House I	Jacksonville, FL	1998	240	4,800,000	22,484,240	—	426,982	4,800,000	22,911,222	27,711,222	(4,507,742)	23,203,480	13,748,202
Cape House II	Jacksonville, FL	1998	240	4,800,000	22,229,836	—	1,689,141	4,800,000	23,918,977	28,718,977	(4,773,188)	23,945,789	13,302,929
Carmel Terrace	San Diego, CA	1988-1989	384	2,288,300	20,596,281	—	9,979,210	2,288,300	30,575,491	32,863,791	(16,480,043)	16,383,748	(K	)
Cascade at Landmark	Alexandria, VA	1990	277	3,603,400	19,657,554	—	6,814,326	3,603,400	26,471,880	30,075,280	(12,856,433)	17,218,847	31,921,089
Centennial Court	Seattle, WA (G)	2001	187	3,800,000	21,280,039	—	362,829	3,800,000	21,642,868	25,442,868	(5,029,405)	20,413,463	15,557,428
Centennial Tower	Seattle, WA (G)	1991	221	5,900,000	48,800,339	—	2,046,434	5,900,000	50,846,773	56,746,773	(11,438,821)	45,307,952	25,300,790
Chelsea Square	Redmond, WA	1991	113	3,397,100	9,289,074	—	1,388,566	3,397,100	10,677,640	14,074,740	(4,562,296)	9,512,444	(L	)
Church Corner	Cambridge, MA (G)	1987	85	5,220,000	16,744,643	—	1,179,544	5,220,000	17,924,187	23,144,187	(4,248,578)	18,895,609	12,000,000
Cierra Crest	Denver, CO	1996	480	4,803,100	34,894,898	—	4,402,011	4,803,100	39,296,909	44,100,009	(18,210,852)	25,889,157	(L	)
City Pointe	Fullerton, CA (G)	2004	183	6,863,792	36,476,207	—	83,706	6,863,792	36,559,913	43,423,705	(2,707,002)	40,716,703	23,503,206
Colorado Pointe	Denver, CO	2006	193	5,790,000	28,815,766	—	408,628	5,790,000	29,224,394	35,014,394	(6,452,888)	28,561,506	(K	)
Conway Court	Roslindale, MA	1920	28	101,451	710,524	—	229,420	101,451	939,944	1,041,395	(395,244)	646,151	260,117
Copper Canyon	Highlands Ranch, CO	1999	222	1,442,212	16,251,114	—	1,150,650	1,442,212	17,401,764	18,843,976	(7,322,122)	11,521,854	(K	)
Country Brook	Chandler, AZ	1986-1996	396	1,505,219	29,542,535	—	3,653,889	1,505,219	33,196,424	34,701,643	(15,485,956)	19,215,687	(K	)
Country Club Lakes	Jacksonville, FL	1997	555	15,000,000	41,055,786	—	4,105,750	15,000,000	45,161,536	60,161,536	(11,315,474)	48,846,062	32,097,598
Creekside (San Mateo)	San Mateo, CA	1985	192	9,606,600	21,193,232	—	2,040,890	9,606,600	23,234,122	32,840,722	(9,971,049)	22,869,673	(L	)
Crescent at Cherry Creek	Denver, CO	1994	216	2,594,000	15,149,470	—	2,620,271	2,594,000	17,769,741	20,363,741	(8,074,935)	12,288,806	(K	)
Deerwood (SD)	San Diego, CA	1990	316	2,082,095	18,739,815	—	13,007,845	2,082,095	31,747,660	33,829,755	(17,756,307)	16,073,448	(K	)
Estates at Maitland Summit	Orlando, FL	1998	272	9,520,000	28,352,160	—	678,371	9,520,000	29,030,531	38,550,531	(7,308,841)	31,241,690	(L	)
Estates at Tanglewood	Westminster, CO	2003	504	7,560,000	51,256,538	—	1,850,357	7,560,000	53,106,895	60,666,895	(12,304,895)	48,362,000	(J	)
Fairfield	Stamford, CT (G)	1996	263	6,510,200	39,690,120	—	5,118,992	6,510,200	44,809,112	51,319,312	(19,894,444)	31,424,868	34,595,000
Fine Arts Building	Berkeley, CA (G)	2004	100	7,817,000	26,462,772	—	58,091	7,817,000	26,520,863	34,337,863	(4,506,280)	29,831,583	16,215,000
Gaia Building	Berkeley, CA (G)	2000	91	7,113,000	25,623,826	—	117,077	7,113,000	25,740,903	32,853,903	(4,345,971)	28,507,932	14,630,000
Gateway at Malden Center	Malden, MA (G)	1988	203	9,209,780	25,722,666	—	7,947,656	9,209,780	33,670,322	42,880,102	(10,662,848)	32,217,254	14,970,000
Geary Court Yard	San Francisco, CA	1990	164	1,722,400	15,471,429	—	2,040,242	1,722,400	17,511,671	19,234,071	(8,300,938)	10,933,133	18,893,440
Glen Meadow	Franklin, MA	1971	288	2,339,330	16,133,588	—	3,534,410	2,339,330	19,667,998	22,007,328	(8,107,522)	13,899,806	619,538
Grandeville at River Place	Oviedo, FL	2002	280	6,000,000	23,114,693	—	1,520,490	6,000,000	24,635,183	30,635,183	(6,872,649)	23,762,534	28,890,000
Greenhaven	Union City, CA	1983	250	7,507,000	15,210,399	—	2,970,066	7,507,000	18,180,465	25,687,465	(8,456,557)	17,230,908	10,975,000
Greenhouse — Frey Road	Kennesaw, GA	1985	489	2,467,200	22,187,443	—	4,922,373	2,467,200	27,109,816	29,577,016	(16,164,084)	13,412,932	19,700,000
Greenwood Park	Centennial, CO	1994	291	4,365,000	38,372,440	—	1,136,402	4,365,000	39,508,842	43,873,842	(6,846,735)	37,027,107	(L	)
Greenwood Plaza	Centennial, CO	1996	266	3,990,000	35,846,708	—	1,658,135	3,990,000	37,504,843	41,494,843	(6,529,493)	34,965,350	(L	)
Harbor Steps	Seattle, WA (G)	2000	730	59,900,000	158,829,432	—	5,787,753	59,900,000	164,617,185	224,517,185	(34,944,472)	189,572,713	125,926,373
Hathaway	Long Beach, CA	1987	385	2,512,500	22,611,912	—	6,365,675	2,512,500	28,977,587	31,490,087	(15,770,720)	15,719,367	46,517,800
Heights on Capitol Hill	Seattle, WA (G)	2006	104	5,425,000	21,138,028	—	55,704	5,425,000	21,193,732	26,618,732	(3,965,879)	22,652,853	19,320,000
Heritage at Stone Ridge	Burlington, MA	2005	180	10,800,000	31,808,335	—	607,280	10,800,000	32,415,615	43,215,615	(7,307,875)	35,907,740	28,150,164
Heronfield	Kirkland, WA	1990	202	9,245,000	27,018,110	—	1,212,853	9,245,000	28,230,963	37,475,963	(5,306,819)	32,169,144	(K	)
Highlands at Cherry Hill	Cherry Hills, NJ	2002	170	6,800,000	21,459,108	—	582,660	6,800,000	22,041,768	28,841,768	(4,883,071)	23,958,697	14,947,792
Ivory Wood	Bothell, WA	2000	144	2,732,800	13,888,282	—	543,271	2,732,800	14,431,553	17,164,353	(3,798,957)	13,365,396	8,020,000
Jaclen Towers	Beverly, MA	1976	100	437,072	2,921,735	—	1,125,390	437,072	4,047,125	4,484,197	(1,826,858)	2,657,339	1,208,416
Kelvin Court (fka Alta Pacific)	Irvine, CA	2008	132	10,752,145	34,628,114	—	11,381	10,752,145	34,639,495	45,391,640	(3,455,525)	41,936,115	28,260,000
La Terrazza at Colma Station	Colma, CA (G)	2005	153	—	41,251,043	—	458,671	—	41,709,714	41,709,714	(6,759,707)	34,950,007	25,940,000
LaSalle	Beaverton, OR (G)	1998	554	7,202,000	35,877,612	—	2,584,539	7,202,000	38,462,151	45,664,151	(12,221,817)	33,442,334	28,342,496
Liberty Park	Brain Tree, MA	2000	202	5,977,504	26,749,111	—	1,935,923	5,977,504	28,685,034	34,662,538	(8,587,844)	26,074,694	24,980,280
Liberty Tower	Arlington, VA (G)	2008	235	16,382,822	83,817,078	—	98,458	16,382,822	83,915,536	100,298,358	(2,774,628)	97,523,730	49,160,870
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010

					Cost Capitalized
					Subsequent to			Gross Amount Carried
				Initial Cost to	Acquisition			at Close of
Description				Company	(Improvements, net) (E)			Period 12/31/10
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/10 (B)	Encumbrances

Lincoln Heights	Quincy, MA	1991	336	5,928,400	33,595,262	—	10,549,292	5,928,400	44,144,554	50,072,954	(19,375,802)	30,697,152	(L	)
Longview Place	Waltham, MA	2004	348	20,880,000	90,255,509	—	1,460,656	20,880,000	91,716,165	112,596,165	(18,368,568)	94,227,597	57,029,000
Market Street Village	San Diego, CA	2006	229	13,740,000	40,757,300	—	345,628	13,740,000	41,102,928	54,842,928	(7,630,442)	47,212,486	(K	)
Marks	Englewood, CO (G)	1987	616	4,928,500	44,622,314	—	8,060,048	4,928,500	52,682,362	57,610,862	(24,944,534)	32,666,328	19,195,000
Metro on First	Seattle, WA (G)	2002	102	8,540,000	12,209,981	—	254,915	8,540,000	12,464,896	21,004,896	(2,757,191)	18,247,705	16,650,000
Mill Creek	Milpitas, CA	1991	516	12,858,693	57,168,503	—	2,403,984	12,858,693	59,572,487	72,431,180	(17,116,835)	55,314,345	69,312,259
Miramar Lakes	Miramar, FL	2003	344	17,200,000	51,487,235	—	1,343,639	17,200,000	52,830,874	70,030,874	(11,391,642)	58,639,232	(M	)
Missions at Sunbow	Chula Vista, CA	2003	336	28,560,000	59,287,595	—	1,148,849	28,560,000	60,436,444	88,996,444	(14,871,085)	74,125,359	55,091,000
Monte Viejo	Phoneix, AZ	2004	480	12,700,000	45,926,784	—	976,950	12,700,000	46,903,734	59,603,734	(11,299,701)	48,304,033	40,960,036
Montecito	Valencia, CA	1999	210	8,400,000	24,709,146	—	1,732,020	8,400,000	26,441,166	34,841,166	(9,562,693)	25,278,473	(K	)
Montierra	Scottsdale, AZ	1999	249	3,455,000	17,266,787	—	1,458,706	3,455,000	18,725,493	22,180,493	(7,870,337)	14,310,156	17,858,854
Montierra (CA)	San Diego, CA	1990	272	8,160,000	29,360,938	—	6,457,847	8,160,000	35,818,785	43,978,785	(13,974,022)	30,004,763	(K	)
Mosaic at Metro	Hyattsville, MD	2008	260	—	59,653,038	—	49,368	—	59,702,406	59,702,406	(4,118,730)	55,583,676	45,046,469
Mountain Park Ranch	Phoenix, AZ	1994	240	1,662,332	18,260,276	—	1,748,558	1,662,332	20,008,834	21,671,166	(9,432,301)	12,238,865	(J	)
Mountain Terrace	Stevenson Ranch, CA	1992	510	3,966,500	35,814,995	—	11,502,806	3,966,500	47,317,801	51,284,301	(21,425,003)	29,859,298	57,428,472
Northpark	Burlingame, CA	1972	510	38,607,000	77,493,000	—	39,582	38,607,000	77,532,582	116,139,582	(3,084,091)	113,055,491	70,668,409
North Pier at Harborside	Jersey City, NJ (J)	2003	297	4,000,159	94,348,092	—	1,739,535	4,000,159	96,087,627	100,087,786	(22,321,947)	77,765,839	76,862,000
Oak Mill I	Germantown, MD	1984	208	10,000,000	13,155,522	—	7,235,088	10,000,000	20,390,610	30,390,610	(6,289,524)	24,101,086	12,487,301
Oak Mill II	Germantown, MD	1985	192	854,133	10,233,947	—	5,864,959	854,133	16,098,906	16,953,039	(8,498,045)	8,454,994	9,600,000
Oaks	Santa Clarita, CA	2000	520	23,400,000	61,020,438	—	2,652,544	23,400,000	63,672,982	87,072,982	(17,959,221)	69,113,761	41,154,036
Olde Redmond Place	Redmond, WA	1986	192	4,807,100	14,126,038	—	4,122,122	4,807,100	18,248,160	23,055,260	(8,527,802)	14,527,458	(L	)
Parc East Towers	New York, NY (G)	1977	324	102,163,000	109,013,628	—	5,654,774	102,163,000	114,668,402	216,831,402	(18,284,019)	198,547,383	17,473,846
Park Meadow	Gilbert, AZ	1986	225	835,217	15,120,769	—	2,267,564	835,217	17,388,333	18,223,550	(8,395,148)	9,828,402	(L	)
Parkfield	Denver, CO	2000	476	8,330,000	28,667,618	—	2,155,451	8,330,000	30,823,069	39,153,069	(11,251,895)	27,901,174	23,275,000
Promenade at Peachtree	Chamblee, GA	2001	406	10,150,000	31,219,739	—	1,645,577	10,150,000	32,865,316	43,015,316	(8,729,820)	34,285,496	(K	)
Promenade at Town Center II	Valencia, CA	2001	270	13,500,000	34,405,636	—	391,668	13,500,000	34,797,304	48,297,304	(9,307,693)	38,989,611	32,785,701
Providence	Bothell, WA	2000	200	3,573,621	19,055,505	—	541,320	3,573,621	19,596,825	23,170,446	(5,354,911)	17,815,535	(J	)
Reserve at Clarendon Centre, The	Arlington, VA (G)	2003	252	10,500,000	52,812,935	—	1,777,312	10,500,000	54,590,247	65,090,247	(14,249,748)	50,840,499	(K	)
Reserve at Eisenhower, The	Alexandria, VA	2002	226	6,500,000	34,585,060	—	702,144	6,500,000	35,287,204	41,787,204	(10,058,015)	31,729,189	(K	)
Reserve at Empire Lakes	Rancho Cucamonga, CA	2005	467	16,345,000	73,080,670	—	1,396,394	16,345,000	74,477,064	90,822,064	(15,486,334)	75,335,730	(J	)
Reserve at Fairfax Corners	Fairfax, VA	2001	652	15,804,057	63,129,051	—	2,563,175	15,804,057	65,692,226	81,496,283	(19,948,034)	61,548,249	84,778,876
Reserve at Potomac Yard	Alexandria, VA	2002	588	11,918,917	68,976,484	—	3,376,272	11,918,917	72,352,756	84,271,673	(17,772,440)	66,499,233	66,470,000
Reserve at Town Center (WA)	Mill Creek, WA	2001	389	10,369,400	41,172,081	—	1,414,773	10,369,400	42,586,854	52,956,254	(10,871,457)	42,084,797	29,160,000
Rianna II	Seattle, WA (G)	2002	78	2,161,840	14,433,614	—	16,614	2,161,840	14,450,228	16,612,068	(1,072,947)	15,539,121	10,499,494
Rockingham Glen	West Roxbury, MA	1974	143	1,124,217	7,515,160	—	1,533,725	1,124,217	9,048,885	10,173,102	(3,757,339)	6,415,763	1,440,865
Rolling Green (Amherst)	Amherst, MA	1970	204	1,340,702	8,962,317	—	3,313,332	1,340,702	12,275,649	13,616,351	(5,297,121)	8,319,230	2,217,176
Rolling Green (Milford)	Milford, MA	1970	304	2,012,350	13,452,150	—	3,986,562	2,012,350	17,438,712	19,451,062	(7,305,093)	12,145,969	4,645,763
San Marcos Apartments	Scottsdale, AZ	1995	320	20,000,000	31,261,609	—	1,384,451	20,000,000	32,646,060	52,646,060	(7,272,584)	45,373,476	32,900,000
Savannah Lakes	Boynton Beach, FL	1991	466	7,000,000	30,263,310	—	4,429,051	7,000,000	34,692,361	41,692,361	(11,606,796)	30,085,565	36,610,000
Savannah Midtown	Atlanta, GA	2000	322	7,209,873	29,433,507	—	2,603,453	7,209,873	32,036,960	39,246,833	(8,514,514)	30,732,319	17,800,000
Savoy I	Aurora, CO	2001	444	5,450,295	38,765,670	—	1,964,604	5,450,295	40,730,274	46,180,569	(11,009,808)	35,170,761	(L	)
Sheffield Court	Arlington, VA	1986	597	3,342,381	31,337,332	—	7,927,865	3,342,381	39,265,197	42,607,578	(21,583,314)	21,024,264	(L	)
Sonata at Cherry Creek	Denver, CO	1999	183	5,490,000	18,130,479	—	1,162,983	5,490,000	19,293,462	24,783,462	(6,957,885)	17,825,577	19,190,000
Sonterra at Foothill Ranch	Foothill Ranch, CA	1997	300	7,503,400	24,048,507	—	1,500,506	7,503,400	25,549,013	33,052,413	(11,490,634)	21,561,779	(L	)
South Winds	Fall River, MA	1971	404	2,481,821	16,780,359	—	3,712,343	2,481,821	20,492,702	22,974,523	(8,697,220)	14,277,303	4,437,567
Springs Colony	Altamonte Springs, FL	1986	188	630,411	5,852,157	—	2,363,300	630,411	8,215,457	8,845,868	(5,129,095)	3,716,773	(I	)
Stonegate (CO)	Broomfield, CO	2003	350	8,750,000	32,998,775	—	2,700,719	8,750,000	35,699,494	44,449,494	(8,900,049)	35,549,445	(J	)
Stoneleigh at Deerfield	Alpharetta, GA	2003	370	4,810,000	29,999,596	—	871,524	4,810,000	30,871,120	35,681,120	(7,656,545)	28,024,575	16,800,000
Stoney Ridge	Dale City, VA	1985	264	8,000,000	24,147,091	—	5,287,141	8,000,000	29,434,232	37,434,232	(7,934,618)	29,499,614	15,138,399
Stonybrook	Boynton Beach, FL	2001	264	10,500,000	24,967,638	—	951,679	10,500,000	25,919,317	36,419,317	(6,210,078)	30,209,239	20,971,587
Summerhill Glen	Maynard, MA	1980	120	415,812	3,000,816	—	766,088	415,812	3,766,904	4,182,716	(1,622,076)	2,560,640	1,174,207
Summerset Village	Chatsworth, CA	1985	280	2,890,450	23,670,889	—	3,797,264	2,890,450	27,468,153	30,358,603	(13,674,820)	16,683,783	38,039,912
Sunforest	Davie, FL	1989	494	10,000,000	32,124,850	—	4,030,481	10,000,000	36,155,331	46,155,331	(11,194,003)	34,961,328	(L	)
Sunforest II	Davie, FL	(F)	—	—	337,751	—	—	—	337,751	337,751	—	337,751	(L	)
Talleyrand	Tarrytown, NY (I)	1997-1998	300	12,000,000	49,838,160	—	3,696,522	12,000,000	53,534,682	65,534,682	(17,861,336)	47,673,346	35,000,000
Tanglewood (VA)	Manassas, VA	1987	432	2,108,295	24,619,495	—	8,462,243	2,108,295	33,081,738	35,190,033	(18,128,350)	17,061,683	25,110,000
Teresina	Chula Vista, CA	2000	440	28,600,000	61,916,670	—	1,767,940	28,600,000	63,684,610	92,284,610	(13,155,998)	79,128,612	44,095,588
Touriel Building	Berkeley, CA (G)	2004	35	2,736,000	7,810,027	—	33,587	2,736,000	7,843,614	10,579,614	(1,392,156)	9,187,458	5,050,000
Town Square at Mark Center I (fka Millbrook I)	Alexandria, VA	1996	406	24,360,000	86,178,714	—	2,422,299	24,360,000	88,601,013	112,961,013	(19,521,198)	93,439,815	64,680,000
Town Square at Mark Center Phase II	Alexandria, VA	2001	272	15,568,464	55,031,536	—	34,830	15,568,464	55,066,366	70,634,830	(1,956,133)	68,678,697	47,669,865
Tradition at Alafaya	Oviedo, FL	2006	253	7,590,000	31,881,505	—	238,496	7,590,000	32,120,001	39,710,001	(7,731,307)	31,978,694	(K	)
Tuscany at Lindbergh	Atlanta, GA	2001	324	9,720,000	40,874,023	—	1,753,394	9,720,000	42,627,417	52,347,417	(11,365,288)	40,982,129	32,360,000
Uptown Square	Denver, CO (G)	1999/2001	696	17,492,000	100,696,541	—	2,232,071	17,492,000	102,928,612	120,420,612	(24,014,273)	96,406,339	88,550,000
Versailles	Woodland Hills, CA	1991	253	12,650,000	33,656,292	—	3,630,019	12,650,000	37,286,311	49,936,311	(11,205,924)	38,730,387	30,372,953
Via Ventura	Scottsdale, AZ	1980	328	1,351,785	13,382,006	—	7,962,802	1,351,785	21,344,808	22,696,593	(14,368,306)	8,328,287	(K	)
Village at Lakewood	Phoenix, AZ	1988	240	3,166,411	13,859,090	—	2,013,344	3,166,411	15,872,434	19,038,845	(7,739,644)	11,299,201	(L	)
Vintage	Ontario, CA	2005-2007	300	7,059,230	47,677,762	—	176,250	7,059,230	47,854,012	54,913,242	(8,609,805)	46,303,437	33,000,000
Warwick Station	Westminster, CO	1986	332	2,274,121	21,113,974	—	3,015,763	2,274,121	24,129,737	26,403,858	(11,495,261)	14,908,597	8,355,000
Wellington Hill	Manchester, NH	1987	390	1,890,200	17,120,662	—	7,628,748	1,890,200	24,749,410	26,639,610	(15,003,057)	11,636,553	(I	)
Westgate Pasadena Apartments	Pasadena, CA	2010	480	22,898,848	131,986,739	—	(263)	22,898,848	131,986,476	154,885,324	(185)	154,885,139	135,000,000
Westwood Glen	Westwood, MA	1972	156	1,616,505	10,806,004	—	1,495,929	1,616,505	12,301,933	13,918,438	(4,379,593)	9,538,845	392,294
Whisper Creek	Denver, CO	2002	272	5,310,000	22,998,558	—	843,388	5,310,000	23,841,946	29,151,946	(6,016,094)	23,135,852	13,580,000
Wilkins Glen	Medfield, MA	1975	103	538,483	3,629,943	—	1,484,323	538,483	5,114,266	5,652,749	(2,071,249)	3,581,500	1,011,750
Windridge (CA)	Laguna Niguel, CA	1989	344	2,662,900	23,985,497	—	5,111,877	2,662,900	29,097,374	31,760,274	(16,423,796)	15,336,478	(I	)
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010

					Cost Capitalized
					Subsequent to			Gross Amount Carried
				Initial Cost to	Acquisition			at Close of
Description				Company	(Improvements, net) (E)			Period 12/31/10
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/10 (B)	Encumbrances

Woodlake (WA)	Kirkland, WA	1984	288	6,631,400	16,735,484	—	2,745,189	6,631,400	19,480,673	26,112,073	(9,005,733)	17,106,340	(L	)

EQR Wholly Owned Encumbered			39,395	1,192,346,786	4,453,550,234	—	370,524,330	1,192,346,786	4,824,074,564	6,016,421,350	(1,346,626,508)	4,669,794,842	2,595,245,052

EQR Partially Owned Unencumbered:
Butterfield Ranch	Chino Hills, CA	(F)	—	15,617,709	4,512,495	—	—	15,617,709	4,512,495	20,130,204	—	20,130,204	—
Hudson Crossing II	New York, NY	(F)	—	5,000,000	—	—	—	5,000,000	—	5,000,000	—	5,000,000	—

EQR Partially Owned Unencumbered			—	20,617,709	4,512,495		—	20,617,709	4,512,495	25,130,204	—	25,130,204	—

EQR Partially Owned Encumbered:
Brooklyner (fka 111 Lawrence)	Brooklyn, NY (G)	2010	490	40,099,922	217,648,526	—	(1,947)	40,099,922	217,646,579	257,746,501	—	257,746,501	141,741,076
1401 South State (fka City Lofts)	Chicago, IL	2008	278	6,882,467	61,575,245	—	53,017	6,882,467	61,628,262	68,510,729	(5,846,831)	62,663,898	51,014,150
2300 Elliott	Seattle, WA	1992	92	796,800	7,173,725	—	5,462,325	796,800	12,636,050	13,432,850	(7,894,112)	5,538,738	6,833,000
Bellevue Meadows	Bellevue, WA	1983	180	4,507,100	12,574,814	—	4,122,712	4,507,100	16,697,526	21,204,626	(7,309,912)	13,894,714	16,538,000
Canyon Creek (CA)	San Ramon, CA	1984	268	5,425,000	18,812,121	—	4,809,646	5,425,000	23,621,767	29,046,767	(8,225,808)	20,820,959	28,000,000
Canyon Ridge	San Diego, CA	1989	162	4,869,448	11,955,064	—	1,757,641	4,869,448	13,712,705	18,582,153	(6,531,026)	12,051,127	15,165,000
Copper Creek	Tempe, AZ	1984	144	1,017,400	9,158,260	—	1,846,036	1,017,400	11,004,296	12,021,696	(5,587,555)	6,434,141	5,112,000
Country Oaks	Agoura Hills, CA	1985	256	6,105,000	29,561,865	—	3,142,792	6,105,000	32,704,657	38,809,657	(10,694,009)	28,115,648	29,412,000
EDS Dulles	Herndon, VA	(F)	—	18,875,631	—	—	—	18,875,631	—	18,875,631	—	18,875,631	18,342,242
Fox Ridge	Englewood, CO	1984	300	2,490,000	17,522,114	—	3,394,463	2,490,000	20,916,577	23,406,577	(8,158,317)	15,248,260	20,300,000
Lantern Cove	Foster City, CA	1985	232	6,945,000	23,332,206	—	2,722,185	6,945,000	26,054,391	32,999,391	(8,961,365)	24,038,026	36,403,000
Mesa Del Oso	Albuquerque, NM	1983	221	4,305,000	12,160,419	—	1,556,306	4,305,000	13,716,725	18,021,725	(5,210,415)	12,811,310	9,525,810
Montclair Metro	Montclair, NJ	2009	163	2,400,887	43,570,641	—	2,092	2,400,887	43,572,733	45,973,620	(2,218,030)	43,755,590	34,439,480
Monterra in Mill Creek	Mill Creek, WA	2003	139	2,800,000	13,255,123	—	236,867	2,800,000	13,491,990	16,291,990	(3,232,493)	13,059,497	7,286,000
Preserve at Briarcliff	Atlanta, GA	1994	182	6,370,000	17,766,322	—	646,793	6,370,000	18,413,115	24,783,115	(3,777,603)	21,005,512	6,000,000
Red Road Commons	Miami, FL (G)	2009	404	27,383,547	99,555,530	—	(2,216)	27,383,547	99,553,314	126,936,861	(3,497,205)	123,439,656	74,150,144
Rosecliff	Quincy, MA	1990	156	5,460,000	15,721,570	—	1,453,717	5,460,000	17,175,287	22,635,287	(6,797,434)	15,837,853	17,400,000
Schooner Bay I	Foster City, CA	1985	168	5,345,000	20,509,239	—	3,191,061	5,345,000	23,700,300	29,045,300	(7,741,356)	21,303,944	27,000,000
Schooner Bay II	Foster City, CA	1985	144	4,550,000	18,142,163	—	2,985,085	4,550,000	21,127,248	25,677,248	(6,970,045)	18,707,203	23,760,000
Scottsdale Meadows	Scottsdale, AZ	1984	168	1,512,000	11,423,349	—	1,629,554	1,512,000	13,052,903	14,564,903	(6,274,752)	8,290,151	9,100,000
Strayhorse at Arrowhead Ranch	Glendale, AZ	1998	136	4,400,000	12,968,002	—	186,009	4,400,000	13,154,011	17,554,011	(2,422,470)	15,131,541	7,971,429
Surrey Downs	Bellevue, WA	1986	122	3,057,100	7,848,618	—	1,993,876	3,057,100	9,842,494	12,899,594	(4,301,654)	8,597,940	9,829,000
Veridian (fka Silver Spring)	Silver Spring, MD (G)	2009	457	18,539,817	130,485,284	—	18,886	18,539,817	130,504,170	149,043,987	(6,908,776)	142,135,211	115,744,722
Virgil Square	Los Angeles, CA	1979	142	5,500,000	15,216,613	—	1,334,954	5,500,000	16,551,567	22,051,567	(3,992,519)	18,059,048	9,900,000
Willow Brook (CA)	Pleasant Hill, CA	1985	228	5,055,000	38,388,672	—	1,857,343	5,055,000	40,246,015	45,301,015	(10,264,218)	35,036,797	29,000,000

EQR Partially Owned Encumbered			5,232	194,692,119	866,325,485	—	44,399,197	194,692,119	910,724,682	1,105,416,801	(142,817,905)	962,598,896	749,967,053

Portfolio/Entity Encumbrances (1)			—	—	—	—	—	—	—	—	—	—	1,417,683,780
Total Consolidated Investment in Real Estate			124,866	$4,336,999,983	$13,999,852,420	$—	$1,365,518,589	$4,336,999,983	$15,365,371,009	$19,702,370,992	$(4,337,356,641)	$15,365,014,351	$4,762,895,885

(1) See attached Encumbrances Reconciliation
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010
NOTES:
(A)	The balance of furniture & fixtures included in the total investment in real estate amount was $1,231,391,664 as of December 31, 2010.

(B)	The cost, net of accumulated depreciation, for Federal Income Tax purposes as of December 31, 2010 was approximately $11.1 billion.

(C)	The life to compute depreciation for building is 30 years, for building improvements ranges from 5 to 10 years, for furniture & fixtures and replacements is 5 years, and for in-place leases is the average remaining term of each respective lease.

(D)	This asset consists of various acquisition dates and largely represents furniture, fixtures and equipment, leasehold improvements and capitalized software costs owned by the Management Business, which are generally depreciated over periods ranging from 3 to 7 years.

(E)	Primarily represents capital expenditures for major maintenance and replacements incurred subsequent to each property’s acquisition date.

(F)	Represents land and/or construction-in-progress on projects either held for future development or projects currently under development.

(G)	A portion or all of these properties includes commercial space (retail, parking and/or office space).

(H)	Total properties and units exclude the Military Housing consisting of two properties and 4,738 units.

(I)	through (L) See Encumbrances Reconciliation schedule.

(M)	Boot property for Freddie Mac tax-exempt bond pool.